UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Master Fund, Ltd. c/o WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)236-6100

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     05/06/2008

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          34
Form 13F Information Table Value Total:     $259510.35
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----
 ABBOTT LABORATORIES      				 COM          002824100  8366.25  151700.00  SH        Sole             151700
 ALTRIA GROUP INC                  COM          02209S103  2417.58  108900.00  SH        Sole             108900
 AMERICAN INTERNATIONAL GROUP      COM          026874107  8338.60  192800.00  SH        Sole             192800
 APPLE INC                  			 COM          037833100  8308.65  57900.00   SH        Sole             57900
 AT&T INC                 				 COM          00206R102  8395.36  219200.00  SH        Sole             219200
 BANK OF AMERICA CORP              COM          060505104  8226.47  217000.00  SH        Sole             217000
 BRE PROPERTIES INC                COM          05564E106  2565.03  56300.00   SH        Sole             56300
 CAMDEN PROPERTY TRUST             COM          133131102  3467.57  69075.00   SH        Sole             69075
 CHEVRON CORP                 		 COM          166764100  8348.21  97800.00   SH        Sole             97800
 CISCO SYSTEMS INC                 COM          17275R102  8364.05  347200.00  SH        Sole             347200
 CITIGROUP INC                		 COM          172967101  8428.77  393500.00  SH        Sole             393500
 COCA-COLA CO/THE                  COM          191216100  8339.19  137000.00  SH        Sole             137000
 CONOCOPHILLIPS                  	 COM          20825C104  8337.37  109400.00  SH        Sole             109400
 EQUITY RESIDENTIAL                COM          29476L107  2992.47  72125.00   SH        Sole             72125
 EXXON MOBIL CORP                  COM          30231G102  8216.95  97150.00   SH        Sole             97150
 GENERAL ELECTRIC CO               COM          369604103  8371.66  226200.00  SH        Sole             226200
 GOLDMAN SACHS GROUP INC           COM          38141G104  8269.50  50000.00   SH        Sole             50000
 GOOGLE INC-CL A                   COM          38259P508  8448.21  19180.00   SH        Sole             19180
 HEWLETT-PACKARD CO                COM          428236103  8319.25  182200.00  SH        Sole             182200
 INTEL CORP                        COM          458140100  8425.40  397800.00  SH        Sole             397800
 INTL BUSINESS MACHINES CORP       COM          459200101  8405.22  73000.00   SH        Sole             73000
 JOHNSON & JOHNSON                 COM          478160104  8433.10  130000.00  SH        Sole             130000
 JPMORGAN CHASE & CO               COM          46625H100  8160.50  190000.00  SH        Sole             190000
 MERCK & CO. INC.                  COM          589331107  8447.67  222600.00  SH        Sole             222600
 MICROSOFT CORP                    COM          594918104  8391.97  295700.00  SH        Sole             295700
 ORACLE CORP                       COM          68389X105  8385.37  428700.00  SH        Sole             428700
 PEPSICO INC                       COM          713448108  8425.74  116700.00  SH        Sole             116700
 PFIZER INC                        COM          717081103  8443.16  403400.00  SH        Sole             403400
 PHILIP MORRIS INTERNATIONAL       COM          718172109  5528.39  109300.00  SH        Sole             109300
 PROCTER & GAMBLE CO               COM          742718109  8457.45  120700.00  SH        Sole             120700
 SCHLUMBERGER LTD                  COM          806857108  8291.10  95300.00   SH        Sole             95300
 VERIZON COMMUNICATIONS INC        COM          92343V104  8438.17  231500.00  SH        Sole             231500
 WAL-MART STORES INC               COM          931142103  8413.00  159700.00  SH        Sole             159700
 WELLS FARGO & COMPANY             COM          949746101  8342.97  286700.00  SH        Sole             286700

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